Unit Activity - Additional Information (Detail) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Aug. 12, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Subordinated units converted in to common units		One-for-one basis
Common Units [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased	180,906
Partners capital account weighted average purchase price			$ 12.71
Number of Units		27,194,094	18,626,594		13,807,500
Common Units [Member] | KNOT [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased		0	180,906
Common Units [Member] | General Partner [Member]
Class of Stock [Line Items]
Partners' Capital Account, Units Purchased		0	90,368
Subordinated Units [Member]
Class of Stock [Line Items]
Number of Units		8,567,500	8,567,500		8,567,500
Maximum [Member]
Class of Stock [Line Items]
Partnership authorized to repurchase common units		485,761		666,667
General Partner authorized to repurchase common units		242,965		333,333